Shareholder Report, Line Graph (Details) - USD ($)	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	Jun. 30, 2021	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	Jun. 30, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016	May 31, 2016	Nov. 30, 2015	May 31, 2015	Nov. 30, 2014
Class R
Account Value [Line Items]
Account Value	$ 56,628	$ 49,458	$ 42,722	$ 34,050	$ 32,024	$ 31,386	$ 40,320	$ 43,267	$ 24,852	$ 19,592	$ 20,054	$ 18,113	$ 19,632	$ 21,201	$ 22,710	$ 21,955	$ 20,577	$ 20,557	$ 23,052	$ 22,980	$ 10,000
Wilshire 2500 Index
Account Value [Line Items]
Account Value	$ 87,429	$ 74,971	$ 62,572	$ 55,745	$ 49,611	$ 50,929	$ 63,075	$ 57,642	$ 48,087	$ 38,408	$ 36,967	$ 31,711	$ 31,003	$ 31,191	$ 29,114	$ 25,819	$ 22,819	$ 21,209	$ 21,680	$ 21,721	$ 10,000